Income Taxes (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Income Taxes
9. Income Taxes
The Company is a member of American Oncology Network, LLC, which is treated as a partnership for U.S. federal and certain state and local income taxes. As a partnership, American Oncology Network, LLC is not subject to U.S. federal and certain state and local income taxes. Any taxable income or loss generated by American Oncology Network, LLC is passed through to and included in the taxable income or loss of its members, including the Company, on a pro-rata basis.
The Company is subject to U.S. federal income taxes, in addition to state and local income taxes with respect to the allocable share of any taxable income of American Oncology Network, LLC. Additionally, other corporate entities within the Company's structure are subject to income taxes. These corporate entities continue to generate losses and continue to maintain a valuation allowance against their net deferred tax assets.
The Company’s effective income tax rate was (1.1)% and —% for the three months ended September 30, 2023 and 2022, respectively. The provision for income taxes was $315 and $0 for the three months ended September 30, 2023 and 2022, respectively.
The Company’s effective income tax rate was (0.8)% and —% for the nine months ended September 30, 2023 and 2022, respectively. The provision for income taxes was $315 and $0 for the nine ended September 30, 2023 and 2022, respectively.
The change to the income tax provision for the three and nine months ended September 30, 2023 compared to the income tax provision for the three and nine months ended September 30, 2022 was primarily a result of the transaction closing on September 20, 2023, resulting in a portion of the Company's consolidated pre-tax earnings, which were previously not subject to income taxes, flowing into a taxable corporation included in the Company's post transaction structure.
The effective income tax rate for the three and nine months ended September 30, 2023 and 2022 differed from the federal statutory rate primarily due to certain legal entities in the Company's structure being treated as partnerships for income tax purposes and, therefore, a significant portion of its income not being subject to income tax. Additionally, certain corporate entities within the Company's structure continue to maintain a full valuation allowance against their net deferred tax assets.

13. Income Taxes
The income tax expense (benefit) in 2022, 2021, and 2020 consisted of the following:
	Year Ended December 31,
	2022	2021	2020
Current
Federal	$—	$(306)	$152
State	—	(20)	123
	—	(326)	275
Deferred
Federal	—	433	(922)
State	—	353	(136)
	—	786	(1,058)
Total income tax expense (benefit)	$—	$460	$(783)
The differences between the federal tax rate and the Company’s effective tax rate for the years ended December 31, 2022, 2021, and 2020 are as follows:

	Year Ended December 31,
	2022	2021	2020
Federal statutory income tax rate	21.00%	21.00%	21.00%
State taxes, net of federal benefit	(11.94)	(97.95)	(0.80)
State rate change	(2.15)	(3.41)	0.07
Other	(3.71)	3.00	0.07
Nontaxable passthrough LLC income	(87.14)	(658.26)	(27.31)
Increase in valuation allowance	83.94	864.95	3.26
Effective tax rate	—%	129.33%	(3.71)%
Components of the net deferred tax assets and liabilities at December 31, 2022 and 2021 are as follows:

	As of December 31,
	2022	2021
Deferred tax assets
Net operating loss carryforwards	$6,589	$5,166
Accrued expenses	165	426
Deferred tax assets	6,754	5,592
Valuation allowance	(5,835)	(3,662)
Net deferred tax asset	919	1,930
Deferred tax liabilities
Prepaid expenses	—	64
Accounting method change	918	1,866
Fixed assets	1	—
Deferred tax liabilities	919	1,930
Net deferred tax asset	$—	$—
As of December 31, 2022, the Company had federal and state net operating loss (“NOL”) carryforwards of $25.4 million and $26.8 million, respectively. As of December 31, 2021, the Company had federal and state NOL carryforwards of $20.1 million and $20.5 million, respectively. The federal NOL carryforwards can be carried forward indefinitely and the state NOL carryforwards begin to expire in 2028.
During the years ended December 31, 2022 and 2021, the Company recorded an increase in the valuation allowance of $2.2 million and $3.0 million, respectively. The increase is primarily related to additional tax losses generated during the year.
As of December 31, 2022 and 2021, there are no liabilities related to uncertain tax positions. The Company recognizes interest and penalties related to unrecognized tax liabilities as a component of income tax expense, if any. The Company recognized no material interest and penalties during the years ended December 31, 2022, 2021, and 2020 and had no accrued interest or penalties as of December 31, 2022 and 2021.
The Company files income tax returns in the U.S. Federal jurisdiction and various state and local jurisdictions. The U.S. Federal and state and local tax returns are subject to examination for years 2019 and later. The Company does not currently have any open audits.